Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Capital Stock [Member]	Surplus [Member]	Undivided Profits [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2009	$ 83,166	$ 128,681	$ 99,190	$ (1,282)	$ (64,077)	$ 245,678
Net Income	0	0	29,321	0	0	29,321
Change in other comprehensive loss, net of tax	0	0	0	(2,837)	0	(2,837)
Cash dividend declared	0	0	(19,731)	0	0	(19,731)
Sale of treasury stock	0	(1,875)	0	0	4,708	2,833
Stock based compensation expense	0	176	0	0	0	176
Balance at Dec. 31, 2010	83,166	126,982	108,780	(4,119)	(59,369)	255,440
Net Income	0	0	33,087	0	0	33,087
Change in other comprehensive loss, net of tax	0	0	0	1,626	0	1,626
Net proceeds from stock offering	15,640	51,938	0	0	0	67,578
Issuance of restricted stock	106	(106)	0	0	0	0
Cash dividend declared	0	0	(22,402)	0	0	(22,402)
Sale of treasury stock	0	(2,463)	0	0	5,363	2,900
Stock based compensation expense	0	287	0	0	0	287
Balance at Dec. 31, 2011	98,912	176,638	119,465	(2,493)	(54,006)	338,516
Net Income	0	0	37,534	0	0	37,534
Change in other comprehensive loss, net of tax	0	0	0	4,051	0	4,051
Cash dividend declared	0	0	(24,621)	0	0	(24,621)
Sale of treasury stock	0	(2,144)	0	0	5,057	2,913
Stock based compensation expense	0	405	0	0	0	405
Balance at Dec. 31, 2012	$ 98,912	$ 174,899	$ 132,378	$ 1,558	$ (48,949)	$ 358,798